Restatement of Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement of Consolidated Financial Statements
Schedule of impact of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations and Consolidated Statement of Cash Flows

The impact of the restatement on the consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flows as of and for the year ended December 31, 2020 is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands)
Warrant liabilities	$—	$170,109	$170,109
Total liabilities	405,780	170,109	575,889
Additional paid-in-capital	22,566	(40,968)	(18,402)
Accumulated deficit	(45,146)	1,656	(43,490)
Total stockholders’ deficit attributed to Rush Street Interactive, Inc.	(22,467)	(39,312)	(61,779)
Noncontrolling interests	(74,753)	(130,797)	(205,550)
Total deficit	(97,220)	(170,109)	(267,329)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands, Except Share and per Share Amounts)
Revenue	$278,500	$—	$278,500
Loss from operations	(133,419)	—	(133,419)
Change in fair value of warrant liabilities	—	7,166	7,166
Total other income (expenses)	(2,473)	7,166	4,693
Loss before income taxes	(135,892)	7,166	(128,726)
Income tax expense	2,919	—	2,919
Net loss	(138,811)	7,166	(131,645)
Net loss attributable to non-controlling interests	(138,236)	5,510	(132,726)
Net income (loss) attributable to Rush Street Interactive, Inc.	(575)	1,656	1,081

Net income (loss) per common share attributable to Rush Street Interactive, Inc. – Basic	(0.01)		0.02
Weighted-average common shares outstanding - Basic	43,579,704		43,579,704

Net loss per common share attributable to Rush Street Interactive, Inc. – Diluted	(0.01)		(0.01)
Weighted-average common shares outstanding - Diluted	43,579,704		52,242,606

Comprehensive loss	(138,287)	7,166	(131,121)
Comprehensive loss attributable to non-controlling interests	(137,712)	5,510	(132,202)
Comprehensive income (loss) attributable to Rush Street Interactive, Inc.	(575)	1,656	1,081

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
	(In Thousands)
Statement of Cash Flows
Net loss	$(138,811)	$7,166	$(131,645)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities	154,990	(7,166)	147,824
Net cash provided by (used in) operating activities	16,179	—	16,179
Net cash used in investing activities	(6,243)	—	(6,243)
Net cash provided by financing activities	241,071	—	241,071
Supplemental disclosure of noncash investing and financing activities:
Warrant liabilities recognized in the Business Combination	—	181,271	181,271